SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On July 24, 2026, the Company and InoBat AS, a private limited company (aksjeselskap) organized under the Laws of Norway (“InoBat”), entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”). The Business Combination Agreement provides for a business combination transaction that values InoBat at an aggregate amount of $1,265,000,000, consisting of upfront consideration equal to $575,000,000 and potential earn-out consideration equal to $690,000,000. The Business Combination Agreement and the transactions contemplated thereby (the “Business Combination”) were unanimously approved by the boards of directors of each of the Company and InoBat. The closing of the Business Combination (the “Closing”, and the date on which the Closing occurs, the “Closing Date”) is expected to occur in the fourth quarter of 2026, following the receipt of the requisite approvals of the Company’s shareholders and the fulfillment of other customary closing conditions. The Business Combination Agreement provides, among other things, that prior to the Closing, (i) InoBat will form InoBat B.V. a private company with limited liability (besloten vennootschap met beperkte aansprakelijkheid) to be incorporated and existing under the laws of the Netherlands (“ListCo”), (ii) ListCo will cause the formation of InoBat Cayman Merger Sub, a Cayman Islands exempted company and a wholly-owned subsidiary of ListCo, (iii) ListCo will convert into a public limited liability company (naamloze vennootschap) under the laws of the Netherlands to be named InoBat N.V., (iv) shareholders of InoBat holding at least 90% of the outstanding shares of InoBat (including shares issuable upon conversion of InoBat’s convertible notes and shares underlying InoBat options) will contribute their shares to InoBat to ListCo in exchange for common shares of ListCo at the Exchange Ratio (as defined in the Business Combination Agreement).

Concurrently with the execution of the Business Combination Agreement, the Sponsor, and InoBat entered into the Sponsor Support Agreement (the “Sponsor Support Agreement”), pursuant to which the Sponsor has agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the Business Combination, (ii) waive any adjustment to the conversion ratio set forth in the governing documents of the Company or any other anti-dilution or similar protection with respect to the Company’s Class B ordinary shares, par value $0.0001 per share (whether resulting from the transactions contemplated by the Business Combination Agreement or otherwise), (iii) forfeit and surrender to the Company all of its Private Placement Warrants (as defined in the Business Combination Agreement), (iv) transfer 800,000 of the Company’s Class A Shares to the Institutional PIPE Investor or its designee, (v) cancel $1,800,000 of obligations under the promissory notes evidencing loans made to the Company by the Sponsor or its affiliates (the “Sponsor Loans”) and exchange $9,200,000 of obligations under the Sponsor Loans into 90,196 ListCo Series B Preference Shares and 901,961 PIPE Warrants, (vi) be bound by certain other covenants and agreements related to the Business Combination, (vii) be bound by certain transfer restrictions with respect to its shares in the Company prior to the Closing, and (viii) waive redemption rights with respect to any of the Company’s Class A Shares held by the Sponsor, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement. No affiliate of the Sponsor shall be a director on the ListCo board of directors.

Additionally, concurrently with the execution of the Business Combination Agreement, the Company, InoBat, the Sponsor and certain investors (collectively, the “PIPE Investors”) entered into securities purchase agreements (collectively, the “Investor Subscription Agreements”). Pursuant to the Investor Subscription Agreements:

●	the Institutional PIPE Investor agreed to subscribe for and purchase, and InoBat agreed to cause ListCo to issue and sell to the Institutional PIPE Investor on the Closing Date, 490,196 shares of 12.0% Series A Cumulative Convertible Preference Shares of ListCo (the “ListCo Series A Preference Shares”) and warrants (the “PIPE Warrants”) to purchase an amount of ListCo Common Shares equal to the number of shares of ListCo Common Shares into which such shares of ListCo Series A Preference Shares are initially convertible, for an aggregate purchase price of $50 million; and

●	the PIPE Investors other than the Institutional PIPE Investor (including an affiliate of the Sponsor) agreed to subscribe for and purchase, and InoBat agreed to cause ListCo to issue and sell to each such PIPE Investor on the Closing Date, 269,608 shares of Series B Convertible Preference Shares of ListCo (the “ListCo Series B Preference Shares” and, together with the ListCo Series A Preference Shares, the “ListCo Preference Shares”) and PIPE Warrants to purchase an amount of ListCo Common Shares equal to 75% of the number of shares of ListCo Common Shares into which such shares of ListCo Series B Preference Shares are initially convertible, for an aggregate purchase price of $27.5 million.

On July 30, 2026, the Company held an extraordinary general meeting of shareholders (the “Extraordinary Meeting”). The Company’s shareholders approved an amendment (the “Fourth Extension Charter Amendment”) to the Company’s Amended and Restated Memorandum and Articles of Association (as amended, the “Charter”), which became effective solely upon the approval by the Company’s shareholders thereof. The Fourth Extension Charter Amendment extended the Termination Date from August 5, 2026 to August 5, 2027. In connection with the votes to approve the Fourth Extension Charter Amendment, the holders of 2,601,058 shares of Class A Ordinary Shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $12.50 per share, for an aggregate redemption amount of $32.5 million, leaving $5,940,297.03 in the trust account immediately following the Fourth Extension Charter Amendment.

Concurrently with the execution of the Business Combination Agreement, the Company and each Key Supporting Company Shareholder listed on Annex A to the Business Combination Agreement entered into a shareholder support agreement (collectively, the “Shareholder Support Agreements”), pursuant to which each such Key Supporting Company Shareholder has agreed to, among other things, (i) support and vote in favor of the Business Combination Agreement and the transactions contemplated thereby (including agreeing to enter into a Company Shareholder Undertaking), (ii) take, or cause to be taken, any actions necessary or advisable to cause certain agreements to be terminated effective as of the Closing, and (iii) release claims against InoBat, the Company and Merger Sub.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.